Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade payables		$ 25,397	$ 27,829
Long-term debt (includes current portion)	[1]	174,381
Provisions and accrued expenses		41,761	36,752
Other liabilities		48,603	2,015
Other employee obligations		100,148	95,098
Derivative financial instruments		9,918	6,873
Total	[2],[3]	400,208	168,567
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade payables		25,397	27,829
Long-term debt (includes current portion)	[1]	36,476
Provisions and accrued expenses		41,761	36,752
Other liabilities		27,837	2,015
Other employee obligations		100,148	95,098
Derivative financial instruments		7,505	6,042
Total	[2],[3]	239,124	167,736
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]	36,476
Other liabilities		325
Derivative financial instruments		2,413	831
Total	[2],[3]	39,214	831
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	[1]	101,429
Other liabilities		20,441
Total	[2],[3]	$ 121,870

[1]	Before netting off debt issuance cost of $975
[2]	For contractual maturities of lease liabilities refer note 12.
[3]	Non-financial liabilities are explained in the financial instruments categories table above.